Business combination (Tables)	12 Months Ended
Dec. 31, 2024
Business combination
Schedule of estimated fair values of assets acquired and liabilities assumed

(In thousands)
Fair value of total consideration transferred:
Cash consideration	2,156
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	1,424
Intangible assets (note 12)	3,869
Current liabilities	(841)
Deferred tax liabilities	(658)
Non-controlling interests	(1,638)
Total identifiable net assets acquired, net of non-controlling interests	2,156